Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,849,721.6
Previously Paid Amount	0
Total Fee Amount	531.65
Total Offset Amount	0
Net Fee	$ 531.65